PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Summary of property, equipment and software

	As of December 31,
	2024	2025
	US$	US$
Machinery and laboratory equipment	5,116,503	5,232,597
Leasehold improvements	1,030,798	1,054,204
Electronic equipment	1,793,132	1,818,366
Furniture and tools	49,085	50,035
Vehicles	77,767	43,635
Software	358,952	364,586
Total property, equipment and software	8,426,237	8,563,423
Less: accumulated depreciation and amortization	(7,300,848)	(7,846,049)
Net book value	1,125,389	717,374